INVESTMENT PROPERTIES	6 Months Ended
Jun. 30, 2019
Investment property [abstract]
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES
The following table presents the change in the fair value of the company’s investment properties:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30 , 2019 (MILLIONS)	2019
Fair value, beginning of period	$84,309
Additions	3,147
Acquisitions through business combinations	211
Increase attributable to changes in accounting standards[1]	928
Dispositions[2]	(3,665)
Fair value changes	(99)
Foreign currency translation	64
Fair value, end of period	$84,895

1.	The company’s adoption of IFRS 16 resulted in the recognition of ROU investment properties that were previously off-balance sheet items. Refer to Note 2 for additional information.

2.	Includes amounts reclassified to held for sale.
Investment properties include the company’s office, retail, multifamily, logistics and other properties as well as highest and best use land within the company’s sustainable resources operations. Additions of $3.1 billion relate mainly to our Real Estate segment and include capital expenditures and tenant improvements as well as acquisitions of individual investment properties.
Dispositions of $3.7 billion for the six months ended June 30, 2019 relate primarily to the investment properties sold in the current period, as well as reclassification to assets held for sale of a number of multifamily assets within a diversified U.S. REIT portfolio that we acquired during the prior year.